SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impact on transition
The impact on transition is summarised below.

	As previously reported US$	AASB 16 adjustment US$	As adjusted at July 1, 2019 US$
Property, plant and equipment	26,195	222,116	248,311
Other financial liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

Australian Accounting Standards and Interpretations Recently Issued But Not Yet Effective
Australian Accounting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended December 31, 2019. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group's financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for Company
AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business	January 1, 2020	July 1, 2020
AASB 2018-7 Amendments to Australian Accounting Standards – Definition of Material	January 1, 2020	July 1, 2020
Conceptual Framework for Financial Reporting (Conceptual Framework)	January 1, 2020	July 1, 2020
2019-1 Amendments to Australian Accounting Standards – References to the Conceptual Framework	January 1, 2020	July 1, 2020
AASB 2018-6 Amendments to Australian Accounting Standards – Definition of a Business	January 1, 2020	July 1, 2020